Employee benefit plans - Narrative (Details)	12 Months Ended
Dec. 31, 2017
Bermuda | Postretirement Health Coverage 2010 Amendment
Defined Benefit Plan Disclosure [Line Items]
Remaining service period	3 years 1 month 6 days
Bermuda | Postretirement Health Coverage 2011 Amendment
Defined Benefit Plan Disclosure [Line Items]
Remaining service period	4 years 7 months 6 days
Bermuda | Postretirement Health Coverage 2014 Amendment
Defined Benefit Plan Disclosure [Line Items]
Remaining life expectancy	21 years
Guernsey | Pension plans
Defined Benefit Plan Disclosure [Line Items]
Remaining life expectancy, inactive participants	39 years
Remaining life expectancy, active members	15 years